Financial Instruments at Fair Value Through Profit or Loss (FVTPL) - Summary of Outstanding Contracts Not Accounted for Hedge Accounting (Detail)
€ in Thousands, ₩ in Thousands, د.ت in Thousands, ¥ in Thousands, ¥ in Thousands, RM in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥) Year $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($) Year $ / shares	Dec. 31, 2025 JPY (¥) Year $ / shares	Dec. 31, 2025 MXN ($) Year $ / shares	Dec. 31, 2025 TWD ($) Year $ / shares	Dec. 31, 2025 KRW (₩) Year $ / shares	Dec. 31, 2025 MYR (RM) Year $ / shares	Dec. 31, 2025 EUR (€) Year $ / shares	Dec. 31, 2025 SGD ($) Year $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 TND (د.ت)	Dec. 31, 2024 SGD ($)
Swap contracts [member] | Sell RMB/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2025-01
Notional amount		¥ 830,661									$ 114,000
Swap contracts [member] | Sell HKD/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount											2,939	$ 22,830
Swap contracts [member] | Sell HKD/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2025-02
Swap contracts [member] | Sell HKD/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2025-03
Swap contracts [member] | Sell JPY/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01	2025-01
Notional amount			$ 4,256	¥ 633,220							6,994		¥ 1,035,320
Swap contracts [member] | Sell MXN/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2025-01
Notional amount											45,000			$ 923,715
Swap contracts [member] | Sell NT$/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			4,303,000			$ 131,245,282					3,496,000				$ 108,539,284
Swap contracts [member] | Sell NT$/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01	2025-01
Swap contracts [member] | Sell NT$/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-12	2025-12
Swap contracts [member] | Sell US$/Buy KRW [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			52,000				₩ 76,211,890				69,000					₩ 99,002,500
Swap contracts [member] | Sell US$/Buy KRW [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01	2025-01
Swap contracts [member] | Sell US$/Buy KRW [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-02	2025-03
Swap contracts [member] | Sell US$/Buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			69,180			2,156,913					254,440				8,221,338
Swap contracts [member] | Sell US$/Buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01	2025-01
Swap contracts [member] | Sell US$/Buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-03	2025-02
Swap contracts [member] | Sell MYR/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			17,000					RM 69,971
Swap contracts [member] | Sell MYR/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01
Swap contracts [member] | Sell MYR/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-04
Forward exchange contracts [member] | Sell RMB/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01	2025-01
Notional amount	¥ 127,404	¥ 130,495	18,000								18,000
Forward exchange contracts [member] | Sell MXN/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01
Notional amount			16,000		$ 289,184
Forward exchange contracts [member] | Sell NT$/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			250,000			7,711,585					110,000				3,545,010
Forward exchange contracts [member] | Sell NT$/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01	2025-01
Forward exchange contracts [member] | Sell NT$/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-03	2025-02
Forward exchange contracts [member] | Sell US$/Buy KRW [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01	2025-01
Notional amount			21,610				₩ 31,573,162				7,000					₩ 10,071,340
Forward exchange contracts [member] | Sell US$/Buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			246,330			$ 7,716,117					81,610				2,653,807
Forward exchange contracts [member] | Sell US$/Buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2025-01
Forward exchange contracts [member] | Sell US$/Buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2025-03
Forward exchange contracts [member] | Sell RMB/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01	2025-01
Notional amount	¥ 7,583	¥ 7,888		165,000									165,000
Forward exchange contracts [member] | Sell RMB/Buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		¥ 10,000													$ 44,542
Forward exchange contracts [member] | Sell RMB/Buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01	2025-01
Forward exchange contracts [member] | Sell RMB/Buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-03	2025-03
Forward exchange contracts [member] | Sell EUR/Buy TND [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount																		€ 7,074	د.ت 24,000
Forward exchange contracts [member] | Sell EUR/Buy TND [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2025-01
Forward exchange contracts [member] | Sell EUR/Buy TND [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2025-12
Forward exchange contracts [member] | Sell US$/Buy RMB [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01
Notional amount	¥ 4,009,470	¥ 3,172,282	569,700								436,000
Forward exchange contracts [member] | Sell US$/Buy RMB [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2025-01
Forward exchange contracts [member] | Sell US$/Buy RMB [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2025-02
Forward exchange contracts [member] | Sell US$/Buy EUR [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01	2025-01
Notional amount			2,325						€ 2,000		3,165							3,000
Forward exchange contracts [member] | Sell US$/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			83,700	¥ 12,974,168							54,020		¥ 8,335,356
Forward exchange contracts [member] | Sell US$/Buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01	2025-01
Forward exchange contracts [member] | Sell US$/Buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-02	2025-02
Forward exchange contracts [member] | Sell US$/Buy MYR [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01	2025-01
Notional amount			500					RM 2,025			6,000						RM 26,758
Forward exchange contracts [member] | Sell US$/Buy SGD [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 17,700							$ 22,826	13,100									$ 17,506
Forward exchange contracts [member] | Sell US$/Buy SGD [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-01	2025-01
Forward exchange contracts [member] | Sell US$/Buy SGD [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-02	2025-03
Forward exchange contracts [member] | Sell EUR/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount											$ 6,000							€ 5,435
Forward exchange contracts [member] | Sell EUR/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2025-01
Forward exchange contracts [member] | Sell EUR/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2025-12
Accumulator contracts [member] | USD CBA [member]
Disclosure of detailed information about financial instruments [line items]
Currency	USD
Contracts Duration | Year	1		1	1	1	1	1	1	1	1
Accumulator contracts [member] | USD CBA [member] | Strike Price (b) [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-12
Accumulator contracts [member] | USD CBA [member] | Strike Price (a) [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-10
Accumulator contracts [member] | USD CBA [member] | Bottom of range [member] | Strike Price (b) [member]
Disclosure of detailed information about financial instruments [line items]
Strike Price	176.89		176.89	176.89	176.89	176.89	176.89	176.89	176.89	176.89
Accumulator contracts [member] | USD CBA [member] | Bottom of range [member] | Strike Price (a) [member]
Disclosure of detailed information about financial instruments [line items]
Strike Price	115.2		115.2	115.2	115.2	115.2	115.2	115.2	115.2	115.2
Accumulator contracts [member] | USD CBA [member] | Top of range [member] | Strike Price (b) [member]
Disclosure of detailed information about financial instruments [line items]
Strike Price	290.81		290.81	290.81	290.81	290.81	290.81	290.81	290.81	290.81
Accumulator contracts [member] | USD CBA [member] | Top of range [member] | Strike Price (a) [member]
Disclosure of detailed information about financial instruments [line items]
Strike Price	200.78		200.78	200.78	200.78	200.78	200.78	200.78	200.78	200.78
Accumulator contracts [member] | USD ACCU
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2026-08
Currency	USD
Knock-out Price	800.9		800.9	800.9	800.9	800.9	800.9	800.9	800.9	800.9
Contracts Duration | Year	1		1	1	1	1	1	1	1	1
Accumulator contracts [member] | USD ACCU | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Strike Price	631.42		631.42	631.42	631.42	631.42	631.42	631.42	631.42	631.42